Note 4 - Private Placement (Details Textual) - Archimedes Tech SPAC Partners II Co	Feb. 12, 2025 $ / shares shares
Units Issued, Price Per Unit	$ 10
Private Placement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5